Pension Plans (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
Change in plan assets
Employer contributions	$ (118)	$ (122)	$ (150)
Transfers in	202	0
Components on the Consolidated Balance Sheets
Pension benefits asset	623	314
Liability for pension benefits	(279)	(284)
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year	210	195
Service cost	4	3	3
Interest cost	9	7	7
Actuarial (gain) loss	(26)	38
Benefits paid	(12)	(9)
Settlement	(1)	0
Transfers in	248	0
Foreign currency changes	(30)	(24)
Benefit obligations, end of year	402	210	195
Change in plan assets
Fair value of plan assets, beginning of year	171	168
Actual return on plan assets	(5)	25
Employer contributions	15	11
Benefits paid	(12)	(9)
Foreign currency changes	(29)	(24)
Fair value of plan assets, end of year	342	171	$ 168
Funded status at end of year	(60)	(39)
Components on the Consolidated Balance Sheets
Pension benefits asset	6	0
Liability for pension benefits	(66)	$ (39)
International Pension Benefits [Member] | Miller Insurance Services LLP [Member]
Change in benefit obligation
Transfers in	224
Change in plan assets
Transfers in	202
International Pension Benefits [Member] | Gras Savoye [Member]
Change in benefit obligation
Transfers in	24
International Pension Benefits [Member] | Level 3 | Miller Insurance Services LLP [Member]
Change in plan assets
Transfers in	$ 23